Statutory-Basis Information	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
Statutory-Basis Information
16. Statutory-Basis Information
Symetra Life and its subsidiaries are required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile. Statutory accounting practices differ from GAAP primarily by charging policy acquisition costs to expense as incurred and establishing future policy benefit liabilities using different actuarial assumptions, as well as using a different basis in accounting for investments, certain assets, certain financial reinsurance transactions, and deferred taxes. Additionally, the statutory financial statements were not affected by purchase accounting.
Effective January 1, 2017, Symetra Life elected Iowa Bulletin 06-01, which allows companies to record the change in fair value of derivative instruments used to economically hedge indexed products in income, consistent with how the change in indexed product reserves is recorded. There was no net impact on surplus.
The statutory net income (loss) and statutory capital and surplus for Symetra Life and its subsidiaries are as follows:

	For the Year Ended December 31, 2018	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Statutory net income (loss):
Symetra Life	$(118.7)	$267.8	$43.4
Subsidiaries	0.5	11.1	7.3
Statutory capital and surplus:
Symetra Life (1)	$2,126.6	$2,218.9	$2,082.4
Subsidiaries	158.0	135.9	134.0
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(1)
Symetra Life’s surplus includes the balances of its three wholly-owned subsidiaries, First Symetra National Life Insurance Company of New York, Symetra National Life Insurance Company and Symetra Reinsurance Corporation.

For the year ended December 31, 2018, Symetra Life's statutory net loss included negative ceding commission in connection with the Reinsurance Transaction and unrealized losses related to decreases in the fair value of derivatives recorded in income.
Each state of domicile imposes minimum risk-based capital (RBC) requirements that were developed by the NAIC. The formulas for determining the amount of RBC specify various weighting factors that are applied to the financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to company action level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. Symetra Life and its subsidiaries have statutory surplus and RBC levels that are well above current regulatory required levels.